UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06303

        Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Income Municipal Fund, Inc. (NQU)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.2% (2.2% of Total Investments)

$3,500	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series	6/08 at 102.00	AAA	$ 3,795,015
	1998, 5.200%, 6/01/24 - MBIA Insured

	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
7,475	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	8,519,108
6,340	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	7,203,191
6,970	5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured	2/11 at 101.00	AAA	7,943,570

	Alaska - 1.5% (1.0% of Total Investments)

6,360	Alaska Housing Finance Corporation, Governmental Purpose Bonds, Series 1995A, 5.875%, 12/01/30 -	12/05 at 102.00	AAA	6,578,657
	MBIA Insured

6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	6,447,150
	12/01/27 - FGIC Insured

	Arizona - 1.8% (1.2% of Total Investments)

5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	5,621,566
	Series 2003A, 5.000%, 7/01/28 - MBIA Insured

1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 - FGIC Insured	No Opt. Call	AAA	1,147,250

8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	8,519,917
	Refunding Bonds, Series 2002A, 5.125%, 1/01/27

	Arkansas - 0.8% (0.5% of Total Investments)

2,155	Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities Program Single Family	7/05 at 102.00	AAA	2,206,849
	Mortgage Bonds, Series 1995B, 6.700%, 7/01/27 (Alternative Minimum Tax)

4,000	University of Arkansas, Fayetteville, Revenue Bonds, UAMS Campus, Series 2004B, 5.000%, 11/01/34 -	11/14 at 100.00	Aaa	4,193,200
	MBIA Insured

	California - 5.8% (3.9% of Total Investments)

6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	6,049,380
	System/West, Series 2003A, 5.000%, 3/01/33

5,000	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	6/05 at 101.00	A	5,029,900
	(Alternative Minimum Tax)

10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 - MBIA Insured	4/09 at 101.00	AAA	10,106,600

14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A	15,499,798

1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	A2	1,132,490
	5/01/17

8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	AAA	8,844,930
	5.000%, 1/01/35 - MBIA Insured

2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	7/05 at 100.00	BBB***	2,551,125
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10

	Colorado - 4.8% (3.2% of Total Investments)

10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 5.625%,	11/10 at 100.00	AAA	10,953,300
	11/15/23 (Alternative Minimum Tax) - AMBAC Insured

12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 4.750%, 9/01/23 -	9/07 at 101.00	AAA	12,262,920
	MBIA Insured

14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17	9/10 at 65.63	AAA	7,820,208
	(Pre-refunded to 9/01/10) - MBIA Insured

8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	9,722,376
	5.125%, 12/15/19 (Pre-refunded to 12/15/10) - FGIC Insured

	Connecticut - 0.6% (0.4% of Total Investments)

4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded to	8/11 at 100.00	AAA	4,932,860
	8/15/11) - FGIC Insured

	District of Columbia - 0.6% (0.4% of Total Investments)

5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	5,431,600
	Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured

	Florida - 1.9% (1.3% of Total Investments)

2,250	Dade County, Florida, Water and Sewerage System Revenue Bonds, Series 1997, 5.375%, 10/01/16 -	10/07 at 102.00	AAA	2,452,703
	FGIC Insured

5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	No Opt. Call	AA	5,909,235
	Series 2003A, 5.250%, 11/15/14

2,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/06 at 101.00	AA+	2,603,375
	Series 1996A, 5.250%, 6/01/22

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	5,525,650
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30

	Hawaii - 1.3% (0.9% of Total Investments)

10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B, 5.750%,	7/10 at 101.00	AAA	11,247,200
	7/01/21 - FGIC Insured

	Illinois - 13.9% (9.2% of Total Investments)

6,450	Chicago, Illinois, General Obligation Refunding Bonds, Series 2002A, 5.000%, 1/01/18 - AMBAC	7/12 at 100.00	AAA	6,968,903
	Insured

32,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	8,533,731
	Series 1999, 0.000%, 1/01/32 - FGIC Insured

5,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.000%,	7/10 at 101.00	AAA	5,701,000
	1/01/28 - FGIC Insured

5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 - FGIC	1/10 at 101.00	AAA	5,622,653
	Insured

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues,
	Series 2001C:
1,000	5.500%, 12/01/18 - FSA Insured	12/11 at 100.00	AAA	1,131,600
3,690	5.000%, 12/01/19 - FSA Insured	12/11 at 100.00	AAA	4,000,772
3,000	5.000%, 12/01/20 - FSA Insured	12/11 at 100.00	AAA	3,243,030
2,000	5.000%, 12/01/21 - FSA Insured	12/11 at 100.00	AAA	2,127,660

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 - FGIC Insured	No Opt. Call	AAA	6,290,386
4,400	0.000%, 12/01/15 - FGIC Insured	No Opt. Call	AAA	2,784,320

12,750	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 (Alternative	1/09 at 101.00	AAA	13,054,980
	Minimum Tax) - MBIA Insured

	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2000:
8,000	5.750%, 1/01/25 (Pre-refunded to 1/01/10) - MBIA Insured	1/10 at 101.00	AAA	9,101,040
7,750	6.000%, 1/01/30 (Pre-refunded to 1/01/10) - MBIA Insured	1/10 at 101.00	AAA	8,904,828

5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	AA+	5,354,950
	8/15/43

10,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	11,172,200
	2/15/30 - AMBAC Insured

2,470	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	3/05 at 100.00	A	2,473,705
	Maywood Development, Series 1992, 7.000%, 9/01/18

	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement
	Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17	5/12 at 101.00	Baa2	3,390,660
1,800	6.000%, 5/01/22	5/12 at 101.00	Baa2	1,931,544

5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 - MBIA	12/10 at 100.00	AAA	5,549,700
	Insured

3,220	Joliet Regional Port District, Illinois, Airport Facilities Revenue Bonds, Lewis University	7/07 at 103.00	N/R	3,020,940
	Airport, Series 1997A, 7.250%, 7/01/18 (Alternative Minimum Tax)

4,500	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	5,092,200
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured

2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,371,696
	Project, Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 2.0% (1.3% of Total Investments)

3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	3,610,073
	Series 2002, 5.625%, 7/01/19 - AMBAC Insured

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,152,400
	Series 2004A, 5.375%, 3/01/34 - AMBAC Insured

5,125	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	No Opt. Call	A	5,238,109
	Company, Series 1995A, 6.625%, 12/01/24 - ACA Insured

5,730	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A,	2/08 at 101.00	AAA	5,738,824
	4.625%, 8/15/28 - MBIA Insured

	Iowa - 1.0% (0.7% of Total Investments)

8,585	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,881,783
	5.125%, 1/01/28 - MBIA Insured

	Kansas - 0.8% (0.5% of Total Investments)

4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000, 4.750%,	9/10 at 100.00	Aaa	4,879,219
	9/01/19 - FSA Insured

1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,891,225
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 0.3% (0.3% of Total Investments)

2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series 2002,	2/12 at 100.00	AAA	2,829,900
	5.375%, 2/01/18 (Pre-refunded to 2/01/12) - FSA Insured

	Louisiana - 2.1% (1.4% of Total Investments)

10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	No Opt. Call	AAA	11,873,600
	Health System, Series 1998A, 5.750%, 7/01/25 - FSA Insured

5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	AAA	5,697,890
	7/01/32 - AMBAC Insured

	Massachusetts - 7.4% (4.9% of Total Investments)

7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute	No Opt. Call	AAA	8,827,500
	of Technology, Series 2002K, 5.500%, 7/01/32

6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	6,165,720
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

8,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	8,676,715
	5.000%, 1/01/37 - MBIA Insured

13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series	1/09 at 101.00	AAA	13,833,180
	1999A, 5.000%, 1/01/39 - AMBAC Insured

	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate Series
	1999A:
1,375	5.750%, 8/01/29 (Pre-refunded to 8/01/09)	8/09 at 101.00	AAA	1,557,834
5,570	5.750%, 8/01/29	8/09 at 101.00	AAA	6,209,157

10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39 -	8/10 at 101.00	AAA	11,258,300
	FGIC Insured

5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2000-2,	11/10 at 100.00	AAA	6,267,531
	5.250%, 11/01/20 - AMBAC Insured

	Michigan - 1.1% (0.7% of Total Investments)

1,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.750%, 7/01/28	7/11 at 101.00	AAA	1,159,090
	(Pre-refunded to 7/01/11) - FGIC Insured

7,425	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	7,971,035
	1999A, 6.000%, 11/15/24

	Minnesota - 1.6% (1.1% of Total Investments)

	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20	10/10 at 100.00	A3	2,159,651
2,685	6.000%, 10/01/25	10/10 at 100.00	A3	3,004,488

3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA Mortgage-Backed	No Opt. Call	AAA	5,388,091
	Securities Program Single Family Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19
	(Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/08 at 101.00	AAA	3,101,490
	1998A, 5.000%, 1/01/30 - AMBAC Insured

	Mississippi - 0.9% (0.6% of Total Investments)

2,985	Canton Housing Development Corporation, Mississippi, FHA-Insured Section 8 Assisted Multifamily	No Opt. Call	AAA	3,442,004
	Mortgage Revenue Refunding Bonds, Canton Estates Apartments, Series 1990A, 7.750%, 8/01/24

2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aaa	2,688,150
	Hospital, Series 2000, 5.500%, 1/01/27 - FSA Insured

1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,946,512
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 0.8% (0.5% of Total Investments)

2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,576,016
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 -
	FSA Insured

15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	AAA	4,219,715
	Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC Insured

	Nebraska - 1.3% (0.9% of Total Investments)

6,410	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995A, 6.800%,	3/05 at 101.50	AAA	6,485,510
	3/01/35 (Alternative Minimum Tax)

4,820	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B, 6.450%,	3/05 at 101.50	AAA	4,896,349
	3/01/35 (Alternative Minimum Tax)

	Nevada - 7.4% (4.9% of Total Investments)

	Clark County School District, Nevada, General Obligation Bonds, Series 2002C:
34,470	5.000%, 6/15/20 - MBIA Insured	6/12 at 100.00	AAA	37,288,267
12,150	5.000%, 6/15/21 - MBIA Insured	6/12 at 100.00	AAA	13,098,672
10,380	5.000%, 6/15/22 - MBIA Insured	6/12 at 100.00	AAA	11,144,176

975	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series 1998,	5/08 at 100.00	AAA	1,031,297
	5.000%, 5/15/22 - MBIA Insured

	New Jersey - 1.9% (1.3% of Total Investments)

2,580	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	6/05 at 100.00	B2	2,579,768
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,114,700
	(Pre-refunded to 12/15/12) - FSA Insured

2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	2,433,370
	Group, Series 2000, 7.500%, 7/01/30

3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	3,685,664
	6/15/22 (Pre-refunded to 6/15/13)

2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 6.000%,	12/11 at 100.00	AAA	2,370,728
	12/15/19 (Pre-refunded to 12/15/11) - MBIA Insured

4,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	4,196,693
	2003, 6.750%, 6/01/39

	New Mexico - 0.8% (0.5% of Total Investments)

5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	Aa3	6,416,716
	Services, Series 2001A, 5.500%, 8/01/21

	New York - 22.0% (14.6% of Total Investments)

25,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	24,556,500
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30

1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	1,223,734
	5.375%, 9/01/25

15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A, 6.000%,	4/10 at 100.00	AAA	17,219,400
	4/01/30 (Pre-refunded to 4/01/10) - FGIC Insured

12,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	12,787,500
	Series 1999A, 6.400%, 7/15/33

14,800	New York City, New York, General Obligation Bonds, Fiscal Series 1997M, 5.500%, 6/01/17 - AMBAC	6/07 at 101.00	AAA	15,910,740
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	A	1,011,988
10,545	5.750%, 8/01/18	8/12 at 100.00	A	11,922,282

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A	5,653,050

	New York City, New York, General Obligation Bonds, Fiscal Series 1997H:
165	6.125%, 8/01/25 (Pre-refunded to 8/01/07)	8/07 at 101.00	A***	181,361
5,835	6.125%, 8/01/25	8/07 at 101.00	A	6,331,383

4,190	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/05 at 101.00	AAA	4,291,063
	Fiscal Series 1996A, 5.875%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2000B:
8,035	5.750%, 11/15/19 (Pre-refunded to 5/15/10)	5/10 at 101.00	AA+***	9,208,753
2,065	5.750%, 11/15/19	5/10 at 101.00	AA+	2,338,303

2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,520,585
	Medicine, Series 1994A, 5.150%, 7/01/24 - MBIA Insured

2,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series	7/08 at 101.00	AAA	2,618,250
	1998, 5.000%, 7/01/28 - MBIA Insured

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1997A:
4,825	5.750%, 2/15/27 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	5,238,117
175	5.750%, 2/15/27	2/07 at 102.00	AA-	188,139

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 2000B:
8,830	6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured	2/10 at 100.00	AAA	10,088,981
1,170	6.000%, 2/15/30 - MBIA Insured	2/10 at 100.00	AAA	1,311,488

1,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,999,883
	Group, Series 2000A, 6.500%, 7/01/25

	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving
	Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution
	Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,577,667
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	7,083,050

8,000	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, New York	2/05 at 102.00	AAA	8,173,840
	and Presbyterian Hospital, Series 1994A, 6.500%, 8/15/29 (Pre-refunded to 2/15/05) - AMBAC Insured

	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, St.
	Charles Hospital, Series 1995F:
3,210	6.200%, 8/15/15 (Pre-refunded to 8/15/05)	8/05 at 102.00	AA***	3,343,697
4,250	6.300%, 8/15/25 (Pre-refunded to 8/15/05)	8/05 at 102.00	AA***	4,429,265

2,930	Penfield-Crown Oak Housing Development Corporation, New York, FHA-Insured Section 8 Assisted	2/05 at 100.00	AAA	2,988,512
	Multifamily Mortgage Revenue Refunding Bonds, Crown Oak Estates, Series 1991A, 7.350%, 8/01/23

13,620	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Eighth	11/12 at 101.00	AAA	14,802,488
	Series 2002, 5.000%, 11/01/20 - FSA Insured

2,250	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A, 5.250%,	1/08 at 100.00	A3	2,372,580
	7/01/21

	North Carolina - 2.5% (1.7% of Total Investments)

7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	8,326,050
	1/01/19 - MBIA Insured

13,070	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	13,234,551
	Series 1998A, 4.750%, 12/01/28 - MBIA Insured

	Ohio - 2.3% (1.6% of Total Investments)

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 - FSA Insured	12/12 at 100.00	AAA	2,401,072
2,600	5.250%, 6/01/21 - FSA Insured	12/12 at 100.00	AAA	2,871,934
2,000	5.000%, 12/01/22 - FSA Insured	12/12 at 100.00	AAA	2,155,000

910	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/05 at 102.00	Aaa	912,748
	Bonds, Series 1995A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

11,550	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	11,602,206
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

	Oklahoma - 6.5% (4.3% of Total Investments)

17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds, Series	No Opt. Call	AAA	22,248,031
	1991A, 8.625%, 7/01/10

11,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	11,272,128
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

23,005	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	21,804,139
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Oregon - 0.4% (0.4% of Total Investments)

3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2001A,	6/11 at 100.00	Aaa	3,374,550
	5.500%, 6/15/18 - FSA Insured

	Pennsylvania - 4.8% (3.2% of Total Investments)

6,090	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	6,615,019
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

2,560	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	2/05 at 100.00	AAA	2,660,864
	Valley Medical Center Project, Series 1992, 7.000%, 8/01/22

7,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15 (Pre-refunded to	9/11 at 101.00	AA***	7,820,820
	9/15/11)

2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	2,890,888
	Insured

7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	8,120,502
	5.000%, 8/01/32 - FSA Insured

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 - FGIC Insured	8/12 at 100.00	AAA	6,731,640
5,500	5.625%, 8/01/20 - FGIC Insured	8/12 at 100.00	AAA	6,163,080

	Puerto Rico - 1.5% (1.0% of Total Investments)

4,170	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	4,074,799
	2002, 5.375%, 5/15/33

1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	A-	1,705,110

1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-	1,605,345
	Series 2002D, 5.125%, 7/01/20

5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 - FSA Insured	8/12 at 100.00	AAA	5,286,400

	South Carolina - 8.7% (5.8% of Total Investments)

24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	27,167,830
	5.500%, 12/01/22

	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	AA+	6,324,603
5,140	5.000%, 3/01/21	3/12 at 100.00	AA+	5,548,527

	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series
	2004A:
5,240	5.250%, 8/15/20 - MBIA Insured	8/14 at 100.00	AAA	5,772,594
3,000	5.250%, 2/15/24 - MBIA Insured	8/14 at 100.00	AAA	3,270,060

13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	Aaa	14,889,228
	5.125%, 10/01/21 - AMBAC Insured

11,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	11,004,950
	Bonds, Series 2001B, 6.375%, 5/15/28

	Tennessee - 2.1% (1.4% of Total Investments)

3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	3,087,780
	Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

7,415	Memphis, Tennessee, General Improvement Bonds, Series 2002, 5.000%, 11/01/20	11/10 at 101.00	AA	8,035,191

6,705	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.350%, 1/01/31	7/10 at 100.00	AA	6,938,334
	(Alternative Minimum Tax)

	Texas - 17.4% (11.6% of Total Investments)

6,500	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,	11/08 at 101.00	A-	6,687,070
	Buckner Retirement Services Inc. Obligated Group, Series 1998, 5.250%, 11/15/19

11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	12,176,222
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	5,546,350
	Series 2001A, 5.625%, 11/01/21 (Alternative Minimum Tax) - FGIC Insured

360	Ft. Worth Housing Finance Corporation, Texas, Home Mortgage Revenue Refunding Bonds, Series 1991A,	4/05 at 100.00	Aa2	361,019
	8.500%, 10/01/11

8,235	Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily Housing Revenue Bonds, Landings	9/10 at 105.00	AAA	9,055,206
	of Carrier Project, Series 2000A, 6.875%, 9/20/42

2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,844,423
	11/15/30 - MBIA Insured

2,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,591,575
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AAA	25,141,275
	5.250%, 12/01/30 (Pre-refunded to 12/01/10) - FGIC Insured

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System,
	Series 1998:
4,900	5.250%, 7/01/15	7/08 at 101.00	AA-	5,188,806
8,495	5.250%, 7/01/16	7/08 at 101.00	AA-	8,981,594

17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries Inc.,	11/08 at 102.00	AAA	18,613,843
	Series 1998B, 5.150%, 11/01/29 - MBIA Insured

7,650	Nueces County, Port of Corpus Christi Authority, Texas, Revenue Refunding Bonds, Union Pacific	5/06 at 101.00	BBB	7,809,579
	Corporation Project, Series 1992, 5.350%, 11/01/10

2,095	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Revenue Bonds,	10/10 at 100.00	AA+	2,355,325
	Series 2000A, 5.750%, 10/01/20

2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	2,238,820
	2002A, 5.750%, 10/01/21 - RAAI Insured

11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,544,017
	2/01/17

14,680	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	16,531,295
	1999, 5.800%, 8/15/29 (Pre-refunded to 8/15/09)

3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,968,775
	Refunding Bonds, Series 2001, 5.125%, 2/01/23

5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series	8/11 at 100.00	AAA	5,279,300
	2001, 5.000%, 8/01/22 - AMBAC Insured

	Utah - 1.6% (1.1% of Total Investments)

5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed	2/05 at 102.00	BB-	5,910,084
	by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)

7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	7,625,799
	5.000%, 4/01/25 - FSA Insured

	Virginia - 2.1% (1.4% of Total Investments)

4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	AAA	4,116,040
	7/01/31 (Alternative Minimum Tax) - FGIC Insured

11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue Refunding	No Opt. Call	Aaa	11,915,914
	Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31 (Mandatory put 7/01/11)

665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	5/09 at 101.00	AA+	695,138
	(Alternative Minimum Tax)

	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	544,480
500	5.000%, 4/01/19	4/12 at 102.00	AA	543,560

	Washington - 10.9% (7.2% of Total Investments)

4,185	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series	9/06 at 106.00	AA	4,830,913
	1986, 8.750%, 9/01/18

2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	2,862,800
	2002C, 5.750%, 7/01/17 - MBIA Insured

6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	7,481,633
	2002B, 5.350%, 7/01/18 - FSA Insured

6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 (Alternative Minimum	8/10 at 100.00	AAA	7,597,671
	Tax) - MBIA Insured

13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa3	14,255,590

9,440	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18 - FSA	1/11 at 101.00	AAA	10,739,416
	Insured

3,525	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,589,437
	Series 2002, 6.500%, 6/01/26

18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 - FSA Insured	7/11 at 100.00	AAA	19,115,213

	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 - FSA Insured	1/12 at 100.00	AAA	7,544,040
7,750	5.000%, 1/01/22 - FSA Insured	1/12 at 100.00	AAA	8,319,548

5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	6,023,325
	1998, 5.500%, 11/15/14 - AMBAC Insured

	Wisconsin - 1.4% (0.9% of Total Investments)

7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	8,329,601
	Series 1997A, 5.450%, 9/01/14 - AMBAC Insured

535	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	7/05 at 100.00	AA	535,872
	11/01/12

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	3,108,960
	2004, 5.750%, 5/01/29

$1,231,635	Total Long-Term Investments (cost $1,169,990,590) - 149.8%			1,273,948,833

	Other Assets Less Liabilities - 3.3%			28,678,174

	Preferred Shares, at Liquidation Value - (53.1)%			(452,000,000)

	Net Assets Applicable to Common Shares - 100%			$850,627,007

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At January 31, 2005, the cost of investments was $1,169,908,593.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$105,866,023
	Depreciation	(1,825,783)

	Net unrealized appreciation of investments	$104,040,240

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.